Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Total	F Shares
As at December 31, 2022 at Dec. 31, 2021	$ 141	$ 8,889	$ (23,214)	$ 621	$ (13,563)
Beginning balance, shares at Dec. 31, 2021	6,610,293					1,499,700
Indebtedness to related parties		149			149
Comprehensive income / (loss)			(183)	(9)	(192)
As at June 30, 2023 at Jun. 30, 2022	$ 141	9,038	(23,397)	612	(13,606)
Beginning balance, shares at Jun. 30, 2022	6,610,293					1,499,700
As at December 31, 2022 at Dec. 31, 2022	$ 150	16,731	(17,444)	775	212
Beginning balance, shares at Dec. 31, 2022	7,501,400					1,499,700
Indebtedness to related parties		209			209
Comprehensive income / (loss)			(874)	(4)	(878)
Reverse recapitalization		(188)			(188)
Reverse recapitalization, shares	100
As at June 30, 2023 at Jun. 30, 2023	$ 150	$ 16,752	$ (18,318)	$ 771	$ (645)
Beginning balance, shares at Jun. 30, 2023	7,501,500					1,499,700